Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000149129
Shareholder Report [Line Items]
Fund Name	InfraCap REIT Preferred ETF
Class Name	InfraCap REIT Preferred ETF
Trading Symbol	PFFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the InfraCap REIT Preferred ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap REIT Preferred ETF	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	InfraCap REIT Preferred ETF - NAV $13,123	FT Wilshire 5000 Index $22,499	Indxx REIT Preferred Stock Index $13,929
2/7/17	$10,000	$10,000	$10,000
2/28/17	$10,185	$12,609	$10,183
3/31/17	$10,215	$12,615	$10,223
4/30/17	$10,310	$12,747	$10,323
5/31/17	$10,369	$12,875	$10,390
6/30/17	$10,579	$12,987	$10,600
7/31/17	$10,638	$13,234	$10,663
8/31/17	$10,675	$13,266	$10,708
9/30/17	$10,690	$13,586	$10,732
10/31/17	$10,654	$13,879	$10,698
11/30/17	$10,636	$14,301	$10,685
12/31/17	$10,687	$14,455	$10,740
1/31/18	$10,317	$15,214	$10,365
2/28/18	$10,263	$14,653	$10,319
3/31/18	$10,325	$14,345	$10,382
4/30/18	$10,202	$14,402	$10,293
5/31/18	$10,362	$14,798	$10,459
6/30/18	$10,634	$14,894	$10,744
7/31/18	$10,739	$15,411	$10,856
8/31/18	$10,825	$15,952	$10,946
9/30/18	$10,623	$15,978	$10,741
10/31/18	$10,377	$14,812	$10,517
11/30/18	$10,108	$15,098	$10,242
12/31/18	$9,909	$13,694	$10,027
1/31/19	$10,566	$14,878	$10,708
2/28/19	$10,798	$10,323	$10,957
3/31/19	$11,062	$10,473	$11,238
4/30/19	$11,057	$10,893	$11,213
5/31/19	$11,146	$10,182	$11,319
6/30/19	$11,282	$10,892	$11,462
7/31/19	$11,537	$11,054	$11,721
8/31/19	$11,577	$10,828	$11,766
9/30/19	$11,715	$11,025	$11,930
10/31/19	$11,807	$11,266	$12,043
11/30/19	$11,737	$11,684	$12,001
12/31/19	$11,922	$12,026	$12,111
1/31/20	$12,154	$12,027	$12,339
2/29/20	$11,538	$11,041	$11,693
3/31/20	$8,412	$9,537	$8,439
4/30/20	$9,817	$10,802	$10,002
5/31/20	$10,063	$11,364	$10,267
6/30/20	$10,083	$11,631	$10,296
7/31/20	$10,568	$12,289	$10,794
8/31/20	$10,949	$13,187	$11,213
9/30/20	$10,893	$12,694	$11,152
10/31/20	$10,855	$12,414	$11,053
11/30/20	$11,580	$13,908	$11,913
12/31/20	$11,909	$14,531	$12,269
1/31/21	$11,897	$14,483	$12,271
2/28/21	$11,937	$14,925	$12,319
3/31/21	$12,413	$15,473	$12,840
4/30/21	$12,504	$16,290	$13,014
5/31/21	$12,621	$16,366	$13,139
6/30/21	$12,869	$16,777	$13,408
7/31/21	$12,888	$17,077	$13,434
8/31/21	$12,953	$17,580	$13,516
9/30/21	$12,915	$16,801	$13,481
10/31/21	$12,910	$17,931	$13,561
11/30/21	$12,539	$17,721	$13,150
12/31/21	$12,746	$18,410	$13,382
1/31/22	$12,500	$17,356	$13,114
2/28/22	$11,856	$16,932	$12,414
3/31/22	$11,866	$17,499	$12,429
4/30/22	$11,109	$15,916	$11,802
5/31/22	$11,326	$15,892	$12,039
6/30/22	$10,621	$14,563	$11,285
7/31/22	$11,390	$15,954	$12,117
8/31/22	$10,985	$15,349	$11,677
9/30/22	$9,773	$13,916	$10,393
10/31/22	$9,334	$15,058	$9,876
11/30/22	$9,914	$15,832	$10,505
12/31/22	$9,670	$14,905	$10,183
1/31/23	$11,036	$15,932	$11,662
2/28/23	$10,731	$15,560	$11,340
3/31/23	$10,003	$15,986	$10,563
4/30/23	$10,274	$16,152	$10,858
5/31/23	$10,050	$16,221	$10,609
6/30/23	$10,659	$17,334	$11,233
7/31/23	$10,849	$17,956	$11,445
8/31/23	$10,911	$17,607	$11,506
9/30/23	$10,658	$16,766	$11,252
10/31/23	$10,159	$16,320	$10,716
11/30/23	$11,128	$17,844	$11,765
12/31/23	$11,580	$18,794	$12,230
1/31/24	$11,764	$18,995	$12,433
2/29/24	$11,878	$20,019	$12,559
3/31/24	$11,779	$20,664	$12,460
4/30/24	$11,552	$19,764	$12,223
5/31/24	$11,868	$20,697	$12,565
6/30/24	$11,905	$21,347	$12,613
7/31/24	$12,068	$21,740	$12,797
8/31/24	$12,554	$22,212	$13,316
9/30/24	$13,143	$22,663	$13,952
10/31/24	$13,123	$22,499	$13,929

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/17
InfraCap REIT Preferred ETF - NAV	29.17	2.14	3.58
FT Wilshire 5000 Index	37.86	14.84	13.94
Indxx REIT Preferred Stock Index	29.98	2.95	4.38

Performance Inception Date		Feb. 07, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 114,644,915	$ 114,644,915
Holdings Count | Holding	110	110
Advisory Fees Paid, Amount	$ 362,420
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$114,644,915
Total number of portfolio holdings	110
Total advisory fees paid	$362,420
Portfolio turnover rate	14%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Real Estate	60.80%
Financials	38.50%
Money Market fund	0.70%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Material Fund Change [Text Block]
C000193703
Shareholder Report [Line Items]
Fund Name	Virtus InfraCap U.S. Preferred Stock ETF
Class Name	Virtus InfraCap U.S. Preferred Stock ETF
Trading Symbol	PFFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus InfraCap U.S. Preferred Stock ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus InfraCap U.S. Preferred Stock ETF	$291	2.48%

Expenses Paid, Amount	$ 291
Expense Ratio, Percent	2.48%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus InfraCap U.S. Preferred Stock ETF - NAV $16,426	FT Wilshire 5000 Index $22,499	S&P U.S. Preferred Stock Index $13,289
5/15/18	$10,000	$10,000	$10,000
5/31/18	$10,087	$14,798	$10,085
6/30/18	$10,279	$14,894	$10,244
7/31/18	$10,444	$15,411	$10,295
8/31/18	$10,626	$15,952	$10,417
9/30/18	$10,421	$15,978	$10,265
10/31/18	$10,102	$14,812	$10,049
11/30/18	$9,687	$15,098	$9,829
12/31/18	$9,264	$13,694	$9,686
1/31/19	$9,990	$14,878	$10,178
2/28/19	$10,514	$10,323	$10,341
3/31/19	$10,787	$10,473	$10,463
4/30/19	$10,973	$10,893	$10,569
5/31/19	$10,980	$10,182	$10,582
6/30/19	$11,255	$10,892	$10,744
7/31/19	$11,537	$11,054	$10,959
8/31/19	$11,588	$10,828	$11,042
9/30/19	$11,819	$11,025	$11,143
10/31/19	$11,958	$11,266	$11,215
11/30/19	$11,963	$11,684	$11,190
12/31/19	$12,241	$12,026	$11,394
1/31/20	$12,426	$12,027	$11,565
2/29/20	$11,346	$11,041	$11,029
3/31/20	$6,004	$9,537	$9,695
4/30/20	$8,256	$10,802	$10,720
5/31/20	$8,784	$11,364	$10,916
6/30/20	$8,719	$11,631	$10,741
7/31/20	$9,247	$12,289	$11,333
8/31/20	$9,860	$13,187	$11,551
9/30/20	$9,612	$12,694	$11,504
10/31/20	$9,762	$12,414	$11,554
11/30/20	$11,050	$13,908	$11,988
12/31/20	$11,265	$14,531	$12,303
1/31/21	$11,359	$14,483	$12,190
2/28/21	$11,638	$14,925	$12,071
3/31/21	$12,612	$15,473	$12,399
4/30/21	$12,784	$16,290	$12,559
5/31/21	$13,042	$16,366	$12,700
6/30/21	$13,445	$16,777	$12,964
7/31/21	$13,524	$17,077	$12,992
8/31/21	$13,667	$17,580	$12,967
9/30/21	$13,573	$16,801	$12,969
10/31/21	$13,815	$17,931	$13,100
11/30/21	$13,448	$17,721	$12,779
12/31/21	$13,976	$18,410	$13,119
1/31/22	$13,632	$17,356	$12,598
2/28/22	$13,224	$16,932	$12,098
3/31/22	$13,625	$17,499	$12,061
4/30/22	$13,235	$15,916	$11,334
5/31/22	$13,317	$15,892	$11,631
6/30/22	$12,144	$14,563	$11,085
7/31/22	$13,118	$15,954	$11,792
8/31/22	$12,830	$15,349	$11,289
9/30/22	$11,355	$13,916	$10,862
10/31/22	$11,151	$15,058	$10,531
11/30/22	$11,711	$15,832	$11,118
12/31/22	$11,053	$14,905	$10,636
1/31/23	$12,987	$15,932	$11,912
2/28/23	$12,840	$15,560	$11,688
3/31/23	$12,051	$15,986	$11,082
4/30/23	$12,027	$16,152	$11,316
5/31/23	$11,875	$16,221	$11,053
6/30/23	$12,576	$17,334	$11,274
7/31/23	$12,847	$17,956	$11,452
8/31/23	$13,070	$17,607	$11,354
9/30/23	$12,665	$16,766	$11,242
10/31/23	$12,171	$16,320	$10,699
11/30/23	$13,079	$17,844	$11,623
12/31/23	$13,796	$18,794	$11,915
1/31/24	$14,111	$18,995	$12,357
2/29/24	$14,335	$20,019	$12,526
3/31/24	$14,370	$20,664	$12,581
4/30/24	$14,262	$19,764	$12,199
5/31/24	$14,904	$20,697	$12,537
6/30/24	$14,796	$21,347	$12,498
7/31/24	$15,188	$21,740	$12,582
8/31/24	$15,755	$22,212	$12,944
9/30/24	$16,451	$22,663	$13,365
10/31/24	$16,426	$22,499	$13,289

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 5/15/18
Virtus InfraCap U.S. Preferred Stock ETF - NAV	34.95	6.56	7.97
FT Wilshire 5000 Index	37.86	14.84	13.51
S&P U.S. Preferred Stock Index	24.20	3.45	4.49

Performance Inception Date		May 15, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 1,380,264,248	$ 1,380,264,248
Holdings Count | Holding	216	216
Advisory Fees Paid, Amount	$ 7,653,469
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$1,380,264,248
Total number of portfolio holdings	216
Total advisory fees paid	$7,653,469
Portfolio turnover rate	62%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	64.2%Footnote Reference+
Real Estate	25.4%Footnote Reference+
Industrials	11.5%
Utilities	8.9%
Communication Services	7.4%
Energy	4.3%
Consumer Discretionary	0.9%
Health Care	0.1%
Information Technology	0.0%
Corporate Bond	0.0%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(23.1)%
Total	100.0%

Footnote	Description
Footnote+	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
Footnote(1)	Percentage of total investments as of October 31, 2024.

Material Fund Change [Text Block]
C000148681
Shareholder Report [Line Items]
Fund Name	Virtus LifeSci Biotech Clinical Trials ETF
Class Name	Virtus LifeSci Biotech Clinical Trials ETF
Trading Symbol	BBC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus LifeSci Biotech Clinical Trials ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Clinical Trials ETF	$102	0.79%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus LifeSci Biotech Clinical Trials ETF - NAV $11,544	FT Wilshire 5000 Index $22,499	S&P 500® Index $34,618	LifeSci Biotechnology Clinical Trials Index $12,066
12/16/14	$10,000	$10,000	$10,000	$10,000
12/31/14	$11,128	$10,462	$10,444	$11,119
1/31/15	$11,519	$10,172	$10,131	$11,519
2/28/15	$12,408	$10,752	$10,713	$12,415
3/31/15	$13,136	$10,630	$10,544	$13,152
4/30/15	$12,001	$10,688	$10,645	$12,023
5/31/15	$14,278	$10,826	$10,782	$14,316
6/30/15	$14,484	$10,636	$10,573	$14,473
7/31/15	$14,522	$10,824	$10,794	$14,522
8/31/15	$12,488	$10,181	$10,143	$12,492
9/30/15	$10,588	$9,904	$9,892	$10,596
10/31/15	$10,946	$10,697	$10,727	$10,963
11/30/15	$12,668	$10,747	$10,759	$12,698
12/31/15	$11,669	$10,535	$10,589	$11,721
1/31/16	$7,709	$9,960	$10,063	$7,740
2/29/16	$6,938	$9,955	$10,050	$6,971
3/31/16	$7,640	$10,658	$10,732	$7,686
4/30/16	$7,932	$10,727	$10,773	$7,983
5/31/16	$8,410	$10,922	$10,967	$8,469
6/30/16	$7,265	$10,956	$10,995	$7,316
7/31/16	$8,010	$11,386	$11,400	$8,072
8/31/16	$8,061	$11,413	$11,416	$8,127
9/30/16	$9,099	$11,425	$11,419	$9,178
10/31/16	$7,254	$11,192	$11,210	$7,309
11/30/16	$7,965	$11,702	$11,626	$8,048
12/31/16	$7,405	$11,943	$11,855	$7,487
1/31/17	$7,961	$12,156	$12,080	$8,054
2/28/17	$8,826	$12,609	$12,560	$8,931
3/31/17	$9,309	$12,615	$12,574	$9,428
4/30/17	$9,114	$12,747	$12,704	$9,231
5/31/17	$8,423	$12,875	$12,882	$8,526
6/30/17	$9,643	$12,987	$12,963	$9,795
7/31/17	$9,734	$13,234	$13,229	$9,891
8/31/17	$11,096	$13,266	$13,270	$11,290
9/30/17	$11,695	$13,586	$13,544	$11,908
10/31/17	$11,147	$13,879	$13,860	$11,347
11/30/17	$11,341	$14,301	$14,285	$11,531
12/31/17	$11,519	$14,455	$14,444	$11,753
1/31/18	$13,188	$15,214	$15,270	$13,471
2/28/18	$13,422	$14,653	$14,708	$13,741
3/31/18	$13,026	$14,345	$14,334	$13,341
4/30/18	$12,587	$14,402	$14,389	$12,891
5/31/18	$14,089	$14,798	$14,735	$14,432
6/30/18	$13,291	$14,894	$14,826	$13,619
7/31/18	$13,274	$15,411	$15,378	$13,605
8/31/18	$14,568	$15,952	$15,879	$14,970
9/30/18	$14,086	$15,978	$15,969	$14,472
10/31/18	$10,918	$14,812	$14,878	$11,142
11/30/18	$11,153	$15,098	$15,181	$11,396
12/31/18	$9,504	$13,694	$13,810	$9,667
1/31/19	$10,177	$14,878	$14,917	$10,377
2/28/19	$10,833	$10,323	$15,396	$11,053
3/31/19	$11,586	$10,473	$15,695	$11,829
4/30/19	$11,298	$10,893	$16,331	$11,535
5/31/19	$10,780	$10,182	$15,293	$11,013
6/30/19	$11,726	$10,892	$16,371	$11,998
7/31/19	$11,307	$11,054	$16,606	$11,573
8/31/19	$10,786	$10,828	$16,343	$11,044
9/30/19	$9,698	$11,025	$16,649	$9,931
10/31/19	$10,735	$11,266	$17,009	$11,002
11/30/19	$13,072	$11,684	$17,627	$13,412
12/31/19	$15,453	$12,026	$18,159	$15,871
1/31/20	$14,416	$12,027	$18,152	$14,797
2/29/20	$13,972	$11,041	$16,657	$14,328
3/31/20	$11,948	$9,537	$14,600	$12,242
4/30/20	$14,321	$10,802	$16,472	$14,768
5/31/20	$16,724	$11,364	$17,256	$17,288
6/30/20	$17,553	$11,631	$17,599	$18,179
7/31/20	$15,797	$12,289	$18,592	$16,362
8/31/20	$16,482	$13,187	$19,928	$17,085
9/30/20	$15,845	$12,694	$19,171	$16,428
10/31/20	$15,835	$12,414	$18,661	$16,421
11/30/20	$19,116	$13,908	$20,704	$19,853
12/31/20	$20,215	$14,531	$21,500	$21,005
1/31/21	$21,377	$14,483	$21,283	$22,239
2/28/21	$22,106	$14,925	$21,869	$23,020
3/31/21	$20,861	$15,473	$22,827	$21,726
4/30/21	$20,620	$16,290	$24,045	$21,482
5/31/21	$19,545	$16,366	$24,213	$20,360
6/30/21	$20,334	$16,777	$24,779	$21,208
7/31/21	$17,980	$17,077	$25,367	$18,732
8/31/21	$19,423	$17,580	$26,139	$20,262
9/30/21	$18,597	$16,801	$24,923	$19,400
10/31/21	$18,028	$17,931	$26,669	$18,817
11/30/21	$16,520	$17,721	$26,484	$17,233
12/31/21	$15,697	$18,410	$27,671	$16,382
1/31/22	$12,184	$17,356	$26,239	$12,675
2/28/22	$11,586	$16,932	$25,454	$12,047
3/31/22	$11,356	$17,499	$26,399	$11,810
4/30/22	$8,977	$15,916	$24,097	$9,299
5/31/22	$7,851	$15,892	$24,141	$8,111
6/30/22	$8,818	$14,563	$22,148	$9,144
7/31/22	$9,795	$15,954	$24,190	$10,185
8/31/22	$10,315	$15,349	$23,204	$10,739
9/30/22	$9,982	$13,916	$21,067	$10,392
10/31/22	$10,517	$15,058	$22,772	$10,959
11/30/22	$10,322	$15,832	$24,045	$10,759
12/31/22	$10,143	$14,905	$22,660	$10,585
1/31/23	$11,249	$15,932	$24,083	$11,677
2/28/23	$10,171	$15,560	$23,496	$10,475
3/31/23	$8,931	$15,986	$24,358	$9,143
4/30/23	$9,356	$16,152	$24,739	$9,649
5/31/23	$9,903	$16,221	$24,846	$10,245
6/30/23	$9,759	$17,334	$26,488	$10,085
7/31/23	$9,824	$17,956	$27,339	$10,153
8/31/23	$8,728	$17,607	$26,904	$9,027
9/30/23	$7,985	$16,766	$25,621	$8,261
10/31/23	$7,256	$16,320	$25,082	$7,473
11/30/23	$7,972	$17,844	$27,373	$8,248
12/31/23	$9,977	$18,794	$28,616	$10,388
1/31/24	$10,327	$18,995	$29,097	$10,765
2/29/24	$12,253	$20,019	$30,651	$12,793
3/31/24	$11,885	$20,664	$31,637	$12,417
4/30/24	$10,628	$19,764	$30,345	$11,088
5/31/24	$10,819	$20,697	$31,850	$11,295
6/30/24	$10,298	$21,347	$32,992	$10,740
7/31/24	$11,771	$21,740	$33,394	$12,258
8/31/24	$11,421	$22,212	$34,204	$11,958
9/30/24	$11,381	$22,663	$34,934	$11,898
10/31/24	$11,544	$22,499	$34,618	$12,066

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/16/14
Virtus LifeSci Biotech Clinical Trials ETF - NAV	59.09	1.46	1.46
FT Wilshire 5000 Index	37.86	14.84	13.03
S&P 500® Index	38.02	15.27	13.39
LifeSci Biotechnology Clinical Trials Index	61.46	1.86	1.92

Performance Inception Date		Dec. 16, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 11,320,824	$ 11,320,824
Holdings Count | Holding	121	121
Advisory Fees Paid, Amount	$ 84,796
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$11,320,824
Total number of portfolio holdings	121
Total advisory fees paid	$84,796
Portfolio turnover rate	77%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Health Care	93.60%
Money Market Fund	6.40%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Material Fund Change [Text Block]
C000148682
Shareholder Report [Line Items]
Fund Name	Virtus LifeSci Biotech Products ETF
Class Name	Virtus LifeSci Biotech Products ETF
Trading Symbol	BBP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus LifeSci Biotech Products ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus LifeSci Biotech Products ETF	$93	0.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus LifeSci Biotech Products ETF - NAV $25,677	FT Wilshire 5000 Index $22,499	S&P 500® Index $34,618	LifeSci Biotechnology Products Index $27,932
12/16/14	$10,000	$10,000	$10,000	$10,000
12/31/14	$10,466	$10,462	$10,444	$10,487
1/31/15	$11,163	$10,172	$10,131	$11,193
2/28/15	$11,989	$10,752	$10,713	$12,029
3/31/15	$12,402	$10,630	$10,544	$12,461
4/30/15	$11,865	$10,688	$10,645	$11,929
5/31/15	$13,049	$10,826	$10,782	$13,131
6/30/15	$14,019	$10,636	$10,573	$14,022
7/31/15	$14,407	$10,824	$10,794	$14,421
8/31/15	$13,122	$10,181	$10,143	$13,170
9/30/15	$11,055	$9,904	$9,892	$11,116
10/31/15	$12,199	$10,697	$10,727	$12,275
11/30/15	$12,638	$10,747	$10,759	$12,723
12/31/15	$12,472	$10,535	$10,589	$12,569
1/31/16	$9,765	$9,960	$10,063	$9,845
2/29/16	$9,265	$9,955	$10,050	$9,347
3/31/16	$9,974	$10,658	$10,732	$10,068
4/30/16	$10,467	$10,727	$10,773	$10,574
5/31/16	$11,312	$10,922	$10,967	$11,443
6/30/16	$10,967	$10,956	$10,995	$11,106
7/31/16	$12,538	$11,386	$11,400	$12,707
8/31/16	$12,272	$11,413	$11,416	$12,438
9/30/16	$13,497	$11,425	$11,419	$13,697
10/31/16	$11,715	$11,192	$11,210	$11,872
11/30/16	$13,760	$11,702	$11,626	$14,037
12/31/16	$13,282	$11,943	$11,855	$13,561
1/31/17	$14,291	$12,156	$12,080	$14,598
2/28/17	$15,392	$12,609	$12,560	$15,729
3/31/17	$15,273	$12,615	$12,574	$15,613
4/30/17	$15,390	$12,747	$12,704	$15,737
5/31/17	$14,358	$12,875	$12,882	$14,666
6/30/17	$16,012	$12,987	$12,963	$16,369
7/31/17	$16,198	$13,234	$13,229	$16,569
8/31/17	$16,611	$13,266	$13,270	$17,003
9/30/17	$16,810	$13,586	$13,544	$17,217
10/31/17	$15,942	$13,879	$13,860	$16,333
11/30/17	$16,095	$14,301	$14,285	$16,500
12/31/17	$16,441	$14,455	$14,444	$16,865
1/31/18	$17,573	$15,214	$15,270	$18,047
2/28/18	$16,716	$14,653	$14,708	$17,183
3/31/18	$16,704	$14,345	$14,334	$17,194
4/30/18	$16,345	$14,402	$14,389	$16,829
5/31/18	$17,617	$14,798	$14,735	$18,146
6/30/18	$17,772	$14,894	$14,826	$18,308
7/31/18	$17,962	$15,411	$15,378	$18,513
8/31/18	$18,488	$15,952	$15,879	$19,072
9/30/18	$18,399	$15,978	$15,969	$18,990
10/31/18	$14,748	$14,812	$14,878	$15,183
11/30/18	$15,594	$15,098	$15,181	$16,079
12/31/18	$14,173	$13,694	$13,810	$14,647
1/31/19	$16,714	$14,878	$14,917	$17,316
2/28/19	$17,943	$10,323	$15,396	$18,606
3/31/19	$18,174	$10,473	$15,695	$18,857
4/30/19	$17,005	$10,893	$16,331	$17,651
5/31/19	$15,488	$10,182	$15,293	$16,085
6/30/19	$16,688	$10,892	$16,371	$17,345
7/31/19	$15,595	$11,054	$16,606	$16,204
8/31/19	$15,105	$10,828	$16,343	$15,695
9/30/19	$14,576	$11,025	$16,649	$15,143
10/31/19	$15,370	$11,266	$17,009	$15,991
11/30/19	$17,906	$11,684	$17,627	$18,674
12/31/19	$17,699	$12,026	$18,159	$18,454
1/31/20	$16,849	$12,027	$18,152	$17,563
2/29/20	$16,843	$11,041	$16,657	$17,567
3/31/20	$15,214	$9,537	$14,600	$15,858
4/30/20	$17,765	$10,802	$16,472	$18,563
5/31/20	$18,790	$11,364	$17,256	$19,658
6/30/20	$19,243	$11,631	$17,599	$20,155
7/31/20	$18,248	$12,289	$18,592	$19,113
8/31/20	$19,086	$13,187	$19,928	$20,015
9/30/20	$19,338	$12,694	$19,171	$20,292
10/31/20	$19,562	$12,414	$18,661	$20,539
11/30/20	$20,975	$13,908	$20,704	$22,053
12/31/20	$21,627	$14,531	$21,500	$22,761
1/31/21	$22,881	$14,483	$21,283	$24,116
2/28/21	$22,248	$14,925	$21,869	$23,452
3/31/21	$21,256	$15,473	$22,827	$22,404
4/30/21	$21,841	$16,290	$24,045	$23,044
5/31/21	$21,016	$16,366	$24,213	$22,176
6/30/21	$21,664	$16,777	$24,779	$22,888
7/31/21	$20,534	$17,077	$25,367	$21,685
8/31/21	$21,357	$17,580	$26,139	$22,588
9/30/21	$20,678	$16,801	$24,923	$21,867
10/31/21	$21,041	$17,931	$26,669	$22,274
11/30/21	$19,570	$17,721	$26,484	$20,688
12/31/21	$19,846	$18,410	$27,671	$21,009
1/31/22	$17,550	$17,356	$26,239	$18,527
2/28/22	$17,101	$16,932	$25,454	$18,051
3/31/22	$17,640	$17,499	$26,399	$18,649
4/30/22	$15,709	$15,916	$24,097	$16,552
5/31/22	$15,367	$15,892	$24,141	$16,191
6/30/22	$16,799	$14,563	$22,148	$17,766
7/31/22	$17,280	$15,954	$24,190	$18,317
8/31/22	$19,189	$15,349	$23,204	$20,382
9/30/22	$18,400	$13,916	$21,067	$19,548
10/31/22	$18,962	$15,058	$22,772	$20,166
11/30/22	$20,391	$15,832	$24,045	$21,715
12/31/22	$20,038	$14,905	$22,660	$21,356
1/31/23	$21,207	$15,932	$24,083	$22,631
2/28/23	$20,071	$15,560	$23,496	$21,418
3/31/23	$20,039	$15,986	$24,358	$21,398
4/30/23	$20,879	$16,152	$24,739	$22,318
5/31/23	$20,966	$16,221	$24,846	$22,427
6/30/23	$21,360	$17,334	$26,488	$22,876
7/31/23	$22,338	$17,956	$27,339	$23,946
8/31/23	$21,518	$17,607	$26,904	$23,076
9/30/23	$20,351	$16,766	$25,621	$21,829
10/31/23	$18,945	$16,320	$25,082	$20,323
11/30/23	$20,773	$17,844	$27,373	$22,313
12/31/23	$23,533	$18,794	$28,616	$25,320
1/31/24	$23,298	$18,995	$29,097	$25,079
2/29/24	$24,188	$20,019	$30,651	$26,045
3/31/24	$23,015	$20,664	$31,637	$24,785
4/30/24	$21,470	$19,764	$30,345	$23,123
5/31/24	$22,985	$20,697	$31,850	$24,783
6/30/24	$23,881	$21,347	$32,992	$25,954
7/31/24	$25,510	$21,740	$33,394	$27,870
8/31/24	$26,079	$22,212	$34,204	$28,322
9/30/24	$25,586	$22,663	$34,934	$27,834
10/31/24	$25,677	$22,499	$34,618	$27,932

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/16/14
Virtus LifeSci Biotech Products ETF - NAV	35.53	10.81	10.01
FT Wilshire 5000 Index	37.86	14.84	13.03
S&P 500® Index	38.02	15.27	13.39
LifeSci Biotechnology Products Index	37.44	11.80	10.95

Performance Inception Date		Dec. 16, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 22,138,886	$ 22,138,886
Holdings Count | Holding	65	65
Advisory Fees Paid, Amount	$ 153,294
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$22,138,886
Total number of portfolio holdings	65
Total advisory fees paid	$153,294
Portfolio turnover rate	46%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Health Care	98.50%
Money Market Fund	1.50%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Material Fund Change [Text Block]
C000153845
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Bond ETF
Class Name	Virtus Newfleet Multi-Sector Bond ETF
Trading Symbol	NFLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Bond ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Bond ETF	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus Newfleet Multi-Sector Bond ETF - NAV $13,931	Bloomberg U.S. Aggregate Bond Index $10,644
8/10/15	$10,000	$10,000
8/31/15	$10,000	$10,005
9/30/15	$9,984	$10,073
10/31/15	$10,047	$10,075
11/30/15	$9,999	$10,048
12/31/15	$9,958	$10,016
1/31/16	$9,968	$10,154
2/29/16	$10,007	$10,226
3/31/16	$10,152	$10,319
4/30/16	$10,313	$10,359
5/31/16	$10,337	$10,362
6/30/16	$10,478	$10,548
7/31/16	$10,658	$10,614
8/31/16	$10,769	$10,602
9/30/16	$10,802	$10,596
10/31/16	$10,787	$10,515
11/30/16	$10,643	$10,266
12/31/16	$10,740	$10,281
1/31/17	$10,823	$10,301
2/28/17	$10,934	$10,370
3/31/17	$10,940	$10,365
4/30/17	$11,051	$10,445
5/31/17	$11,119	$10,525
6/30/17	$11,111	$10,515
7/31/17	$11,231	$10,560
8/31/17	$11,273	$10,655
9/30/17	$11,312	$10,604
10/31/17	$11,355	$10,610
11/30/17	$11,334	$10,596
12/31/17	$11,383	$10,645
1/31/18	$11,416	$10,522
2/28/18	$11,308	$10,423
3/31/18	$11,286	$10,489
4/30/18	$11,213	$10,411
5/31/18	$11,182	$10,486
6/30/18	$11,151	$10,473
7/31/18	$11,259	$10,475
8/31/18	$11,257	$10,543
9/30/18	$11,298	$10,475
10/31/18	$11,171	$10,392
11/30/18	$11,093	$10,454
12/31/18	$11,059	$10,646
1/31/19	$11,342	$10,759
2/28/19	$11,437	$9,991
3/31/19	$11,556	$10,183
4/30/19	$11,643	$10,185
5/31/19	$11,697	$10,366
6/30/19	$11,848	$10,496
7/31/19	$11,919	$10,520
8/31/19	$11,992	$10,792
9/30/19	$12,014	$10,735
10/31/19	$12,035	$10,767
11/30/19	$12,059	$10,762
12/31/19	$12,206	$10,754
1/31/20	$12,366	$10,961
2/29/20	$12,323	$11,158
3/31/20	$11,085	$11,093
4/30/20	$11,495	$11,290
5/31/20	$11,936	$11,342
6/30/20	$12,143	$11,414
7/31/20	$12,504	$11,584
8/31/20	$12,586	$11,491
9/30/20	$12,526	$11,484
10/31/20	$12,578	$11,433
11/30/20	$12,906	$11,545
12/31/20	$13,122	$11,561
1/31/21	$13,121	$11,478
2/28/21	$13,043	$11,313
3/31/21	$12,970	$11,171
4/30/21	$13,111	$11,260
5/31/21	$13,186	$11,296
6/30/21	$13,283	$11,376
7/31/21	$13,332	$11,503
8/31/21	$13,369	$11,481
9/30/21	$13,326	$11,382
10/31/21	$13,295	$11,379
11/30/21	$13,206	$11,412
12/31/21	$13,330	$11,383
1/31/22	$13,124	$11,138
2/28/22	$12,951	$11,013
3/31/22	$12,785	$10,708
4/30/22	$12,460	$10,301
5/31/22	$12,344	$10,368
6/30/22	$11,917	$10,205
7/31/22	$12,234	$10,454
8/31/22	$12,084	$10,159
9/30/22	$11,681	$9,720
10/31/22	$11,737	$9,594
11/30/22	$12,066	$9,947
12/31/22	$12,083	$9,902
1/31/23	$12,466	$10,207
2/28/23	$12,263	$9,943
3/31/23	$12,403	$10,195
4/30/23	$12,522	$10,257
5/31/23	$12,424	$10,145
6/30/23	$12,511	$10,109
7/31/23	$12,642	$10,102
8/31/23	$12,623	$10,038
9/30/23	$12,440	$9,783
10/31/23	$12,273	$9,628
11/30/23	$12,776	$10,064
12/31/23	$13,197	$10,450
1/31/24	$13,238	$10,421
2/29/24	$13,214	$10,274
3/31/24	$13,362	$10,368
4/30/24	$13,190	$10,107
5/31/24	$13,368	$10,278
6/30/24	$13,462	$10,375
7/31/24	$13,712	$10,618
8/31/24	$13,907	$10,770
9/30/24	$14,097	$10,914
10/31/24	$13,931	$10,644

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 8/10/15
Virtus Newfleet Multi-Sector Bond ETF - NAV	13.51	2.97	3.66
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.48

Performance Inception Date		Aug. 10, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 191,287,377	$ 191,287,377
Holdings Count | Holding	803	803
Advisory Fees Paid, Amount	$ 218,118
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$191,287,377
Total number of portfolio holdings	803
Total advisory fees paid	$218,118
Portfolio turnover rate	92%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Corporate Bond	26.88%
Foreign Bond	19.64%
Term Loan	12.58%
Asset Backed Security	11.04%
Residential Mortgage Backed Security	9.46%
U.S. Government Securities	5.77%
Mortgage Backed Security	5.57%
Commercial Mortgage Backed Security	4.13%
Money Market Fund	2.95%
Exchange Traded Fund	1.98%
Common Stock	0.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Material Fund Change [Text Block]
C000209670
Shareholder Report [Line Items]
Fund Name	Virtus Private Credit Strategy ETF
Class Name	Virtus Private Credit Strategy ETF
Trading Symbol	VPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Private Credit Strategy ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Private Credit Strategy ETF	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus Private Credit Strategy ETF - NAV $15,428	Bloomberg U.S. Aggregate Bond Index $10,644	Indxx Private Credit Index $16,097
2/7/19	$10,000	$10,000	$10,000
2/28/19	$10,232	$9,991	$10,237
3/31/19	$10,156	$10,183	$10,163
4/30/19	$10,514	$10,185	$10,534
5/31/19	$10,183	$10,366	$10,203
6/30/19	$10,434	$10,496	$10,464
7/31/19	$10,588	$10,520	$10,628
8/31/19	$10,334	$10,792	$10,367
9/30/19	$10,583	$10,735	$10,629
10/31/19	$10,503	$10,767	$10,554
11/30/19	$10,737	$10,762	$10,800
12/31/19	$10,935	$10,754	$11,011
1/31/20	$11,046	$10,961	$11,129
2/29/20	$10,067	$11,158	$10,124
3/31/20	$6,634	$11,093	$6,588
4/30/20	$7,596	$11,290	$7,583
5/31/20	$8,074	$11,342	$8,161
6/30/20	$8,116	$11,414	$8,210
7/31/20	$8,173	$11,584	$8,281
8/31/20	$8,497	$11,491	$8,627
9/30/20	$8,499	$11,484	$8,642
10/31/20	$8,223	$11,433	$8,353
11/30/20	$9,715	$11,545	$9,916
12/31/20	$9,959	$11,561	$10,178
1/31/21	$10,316	$11,478	$10,555
2/28/21	$11,107	$11,313	$11,382
3/31/21	$11,551	$11,171	$11,853
4/30/21	$12,155	$11,260	$12,485
5/31/21	$12,363	$11,296	$12,707
6/30/21	$12,522	$11,376	$12,878
7/31/21	$12,494	$11,503	$12,849
8/31/21	$12,734	$11,481	$13,103
9/30/21	$12,711	$11,382	$13,081
10/31/21	$13,265	$11,379	$13,665
11/30/21	$13,151	$11,412	$13,545
12/31/21	$13,249	$11,383	$13,647
1/31/22	$13,293	$11,138	$13,693
2/28/22	$13,102	$11,013	$13,493
3/31/22	$13,322	$10,708	$13,732
4/30/22	$12,822	$10,301	$13,205
5/31/22	$12,386	$10,368	$12,751
6/30/22	$11,595	$10,205	$11,911
7/31/22	$12,392	$10,454	$12,758
8/31/22	$12,336	$10,159	$12,700
9/30/22	$10,890	$9,720	$11,171
10/31/22	$11,574	$9,594	$11,900
11/30/22	$12,237	$9,947	$12,604
12/31/22	$11,749	$9,902	$12,082
1/31/23	$12,656	$10,207	$13,035
2/28/23	$12,686	$9,943	$13,069
3/31/23	$12,210	$10,195	$12,584
4/30/23	$12,253	$10,257	$12,631
5/31/23	$12,089	$10,145	$12,452
6/30/23	$12,742	$10,109	$13,157
7/31/23	$13,487	$10,102	$13,943
8/31/23	$13,414	$10,038	$13,878
9/30/23	$13,523	$9,783	$14,002
10/31/23	$12,873	$9,628	$13,323
11/30/23	$13,669	$10,064	$14,178
12/31/23	$14,281	$10,450	$14,842
1/31/24	$14,521	$10,421	$15,101
2/29/24	$14,586	$10,274	$15,175
3/31/24	$14,889	$10,368	$15,501
4/30/24	$14,959	$10,107	$15,580
5/31/24	$15,406	$10,278	$16,059
6/30/24	$15,439	$10,375	$16,096
7/31/24	$15,640	$10,618	$16,309
8/31/24	$15,413	$10,770	$16,073
9/30/24	$15,506	$10,914	$16,179
10/31/24	$15,428	$10,644	$16,097

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/19
Virtus Private Credit Strategy ETF - NAV	19.85	8.00	7.86
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.09
Indxx Private Credit Index	20.83	8.81	8.66

Performance Inception Date		Feb. 07, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 51,896,511	$ 51,896,511
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount	$ 297,103
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$51,896,511
Total number of portfolio holdings	63
Total advisory fees paid	$297,103
Portfolio turnover rate	29%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	58.00%
Closed-End Funds	33.20%
Money Market Fund	8.80%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Material Fund Change [Text Block]
C000209671
Shareholder Report [Line Items]
Fund Name	Virtus Real Asset Income ETF
Class Name	Virtus Real Asset Income ETF
Trading Symbol	VRAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Real Asset Income ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Real Asset Income ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus Real Asset Income ETF - NAV $12,322	FT Wilshire 5000 Index $22,499	Indxx Real Asset Income Index $12,749
2/7/19	$10,000	$10,000	$10,000
2/28/19	$10,201	$10,323	$10,205
3/31/19	$10,301	$10,473	$10,308
4/30/19	$10,309	$10,893	$10,322
5/31/19	$9,728	$10,182	$9,738
6/30/19	$10,246	$10,892	$10,271
7/31/19	$10,109	$11,054	$10,136
8/31/19	$9,712	$10,828	$9,740
9/30/19	$10,186	$11,025	$10,228
10/31/19	$10,187	$11,266	$10,238
11/30/19	$10,159	$11,684	$10,215
12/31/19	$10,571	$12,026	$10,646
1/31/20	$10,131	$12,027	$10,204
2/29/20	$9,166	$11,041	$9,215
3/31/20	$6,770	$9,537	$6,735
4/30/20	$7,938	$10,802	$7,964
5/31/20	$8,212	$11,364	$8,262
6/30/20	$8,302	$11,631	$8,365
7/31/20	$8,419	$12,289	$8,489
8/31/20	$8,543	$13,187	$8,619
9/30/20	$8,076	$12,694	$8,138
10/31/20	$7,994	$12,414	$8,058
11/30/20	$9,575	$13,908	$9,705
12/31/20	$9,930	$14,531	$10,076
1/31/21	$9,893	$14,483	$10,045
2/28/21	$10,305	$14,925	$10,478
3/31/21	$10,972	$15,473	$11,176
4/30/21	$11,497	$16,290	$11,716
5/31/21	$11,813	$16,366	$12,053
6/30/21	$11,667	$16,777	$11,905
7/31/21	$11,729	$17,077	$11,974
8/31/21	$11,782	$17,580	$12,034
9/30/21	$11,398	$16,801	$11,641
10/31/21	$12,004	$17,931	$12,271
11/30/21	$11,682	$17,721	$11,943
12/31/21	$12,314	$18,410	$12,600
1/31/22	$12,070	$17,356	$12,361
2/28/22	$12,284	$16,932	$12,623
3/31/22	$13,192	$17,499	$13,541
4/30/22	$12,477	$15,916	$12,796
5/31/22	$12,615	$15,892	$12,948
6/30/22	$11,331	$14,563	$11,608
7/31/22	$11,925	$15,954	$12,232
8/31/22	$11,374	$15,349	$11,659
9/30/22	$10,237	$13,916	$10,478
10/31/22	$10,773	$15,058	$11,040
11/30/22	$11,687	$15,832	$12,003
12/31/22	$11,161	$14,905	$11,457
1/31/23	$11,931	$15,932	$12,278
2/28/23	$11,173	$15,560	$11,474
3/31/23	$11,286	$15,986	$11,595
4/30/23	$11,460	$16,152	$11,772
5/31/23	$10,877	$16,221	$11,143
6/30/23	$11,349	$17,334	$11,654
7/31/23	$11,714	$17,956	$12,048
8/31/23	$11,236	$17,607	$11,533
9/30/23	$10,772	$16,766	$11,038
10/31/23	$10,541	$16,320	$10,792
11/30/23	$11,219	$17,844	$11,518
12/31/23	$11,797	$18,794	$12,138
1/31/24	$11,331	$18,995	$11,657
2/29/24	$11,501	$20,019	$11,842
3/31/24	$12,066	$20,664	$12,448
4/30/24	$11,712	$19,764	$12,072
5/31/24	$11,993	$20,697	$12,376
6/30/24	$11,803	$21,347	$12,178
7/31/24	$12,422	$21,740	$12,839
8/31/24	$12,580	$22,212	$13,013
9/30/24	$12,685	$22,663	$13,133
10/31/24	$12,322	$22,499	$12,749

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/7/19
Virtus Real Asset Income ETF - NAV	16.89	3.88	3.71
FT Wilshire 5000 Index	37.86	14.84	15.19
Indxx Real Asset Income Index	18.14	4.48	4.33

Performance Inception Date		Feb. 07, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 15,530,790	$ 15,530,790
Holdings Count | Holding	91	91
Advisory Fees Paid, Amount	$ 93,166
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$15,530,790
Total number of portfolio holdings	91
Total advisory fees paid	$93,166
Portfolio turnover rate	67%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Energy	33.50%
Real Estate	32.40%
Utilities	15.50%
Materials	9.50%
Communication Services	5.70%
Money Market Fund	2.10%
Consumer Staples	1.30%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Material Fund Change [Text Block]
C000191094
Shareholder Report [Line Items]
Fund Name	Virtus WMC International Dividend ETF
Class Name	Virtus WMC International Dividend ETF
Trading Symbol	VWID
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus WMC International Dividend ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus WMC International Dividend ETF	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	Virtus WMC Internatinal Dividend ETF - NAV $15,986	MSCI ACWI ex USA Index $13,595	MSCI World Ex USA High Dividend Yield Index $14,662	MSCI World ex USA Value Index $13,651
10/10/17	$10,000	$10,000	$10,000	$10,000
10/31/17	$10,038	$10,053	$9,963	$10,017
11/30/17	$10,289	$10,135	$10,010	$10,108
12/31/17	$10,503	$10,362	$10,167	$10,280
1/31/18	$11,080	$10,939	$10,543	$10,796
2/28/18	$10,637	$10,423	$10,012	$10,250
3/31/18	$10,457	$10,239	$9,840	$10,021
4/30/18	$10,638	$10,402	$10,185	$10,322
5/31/18	$10,632	$10,162	$9,813	$9,928
6/30/18	$10,496	$9,971	$9,724	$9,815
7/31/18	$10,765	$10,210	$10,054	$10,088
8/31/18	$10,878	$9,996	$9,802	$9,744
9/30/18	$10,943	$10,042	$9,886	$9,928
10/31/18	$10,027	$9,225	$9,271	$9,261
11/30/18	$10,181	$9,312	$9,277	$9,215
12/31/18	$9,431	$8,891	$8,841	$8,732
1/31/19	$10,204	$9,562	$9,471	$9,370
2/28/19	$10,513	$9,749	$9,746	$9,535
3/31/19	$10,545	$9,807	$9,770	$9,473
4/30/19	$10,928	$10,066	$10,003	$9,706
5/31/19	$10,316	$9,526	$9,460	$9,145
6/30/19	$10,965	$10,100	$10,045	$9,639
7/31/19	$10,962	$9,978	$9,894	$9,435
8/31/19	$10,675	$9,669	$9,667	$9,063
9/30/19	$10,875	$9,918	$10,106	$9,500
10/31/19	$11,090	$10,264	$10,496	$9,812
11/30/19	$11,379	$10,355	$10,541	$9,864
12/31/19	$11,688	$10,803	$10,938	$10,219
1/31/20	$11,629	$10,513	$10,642	$9,854
2/29/20	$10,695	$9,682	$9,684	$8,935
3/31/20	$9,091	$8,280	$8,207	$7,280
4/30/20	$10,053	$8,908	$8,649	$7,683
5/31/20	$10,571	$9,199	$8,814	$7,907
6/30/20	$10,740	$9,615	$9,138	$8,179
7/31/20	$10,840	$10,043	$9,243	$8,217
8/31/20	$11,257	$10,473	$9,683	$8,712
9/30/20	$10,881	$10,216	$9,248	$8,289
10/31/20	$10,403	$9,996	$8,899	$7,976
11/30/20	$11,840	$11,341	$10,348	$9,483
12/31/20	$12,269	$11,954	$10,793	$9,890
1/31/21	$12,184	$11,980	$10,767	$9,832
2/28/21	$12,350	$12,217	$11,034	$10,325
3/31/21	$12,875	$12,372	$11,375	$10,713
4/30/21	$13,203	$12,736	$11,650	$10,951
5/31/21	$13,740	$13,134	$11,981	$11,360
6/30/21	$13,489	$13,049	$11,727	$11,111
7/31/21	$13,632	$12,834	$11,815	$11,062
8/31/21	$13,570	$13,078	$11,733	$11,172
9/30/21	$13,059	$12,659	$11,227	$10,992
10/31/21	$13,255	$12,961	$11,474	$11,236
11/30/21	$12,872	$12,378	$11,003	$10,562
12/31/21	$13,668	$12,889	$11,725	$11,201
1/31/22	$13,835	$12,414	$11,942	$11,373
2/28/22	$13,664	$12,168	$11,940	$11,256
3/31/22	$13,948	$12,188	$12,227	$11,375
4/30/22	$13,279	$11,423	$11,721	$10,805
5/31/22	$13,561	$11,505	$11,868	$11,092
6/30/22	$12,418	$10,515	$10,821	$9,969
7/31/22	$12,482	$10,875	$10,987	$10,192
8/31/22	$11,945	$10,525	$10,559	$9,833
9/30/22	$10,902	$9,473	$9,629	$8,949
10/31/22	$11,395	$9,756	$10,144	$9,520
11/30/22	$12,822	$10,908	$11,336	$10,503
12/31/22	$12,846	$10,826	$11,525	$10,569
1/31/23	$13,599	$11,705	$12,223	$11,413
2/28/23	$13,259	$11,294	$11,938	$11,214
3/31/23	$13,594	$11,570	$12,286	$11,164
4/30/23	$14,059	$11,771	$12,663	$11,529
5/31/23	$13,236	$11,343	$11,896	$10,896
6/30/23	$13,793	$11,852	$12,504	$11,513
7/31/23	$14,350	$12,334	$13,046	$12,030
8/31/23	$13,924	$11,777	$12,571	$11,650
9/30/23	$13,775	$11,405	$12,490	$11,535
10/31/23	$13,408	$10,934	$12,037	$11,015
11/30/23	$14,396	$11,918	$12,955	$11,899
12/31/23	$15,030	$12,517	$13,647	$12,523
1/31/24	$14,828	$12,393	$13,449	$12,484
2/29/24	$14,779	$12,707	$13,349	$12,496
3/31/24	$15,212	$13,104	$13,805	$13,051
4/30/24	$14,952	$12,868	$13,720	$12,885
5/31/24	$15,525	$13,242	$14,263	$13,405
6/30/24	$15,133	$13,229	$13,921	$13,028
7/31/24	$15,820	$13,536	$14,558	$13,656
8/31/24	$16,391	$13,921	$15,167	$14,048
9/30/24	$16,646	$14,296	$15,503	$14,291
10/31/24	$15,986	$13,595	$14,662	$13,651

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 10/10/17
Virtus WMC International Dividend ETF - NAV	19.23	7.59	6.87
MSCI World Ex USA High Dividend Yield Index	21.80	6.91	5.57
MSCI ACWI ex USA Index	24.33	5.78	4.44
MSCI World ex USA Value Index	23.93	6.83	4.51

Performance Inception Date		Oct. 10, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 12,486,333	$ 12,486,333
Holdings Count | Holding	144	144
Advisory Fees Paid, Amount	$ 48,186
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$12,486,333
Total number of portfolio holdings	144
Total advisory fees paid	$48,186
Portfolio turnover rate	41%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	27.80%
Industrials	13.70%
Energy	9.50%
Consumer Discretionary	8.70%
Consumer Staples	7.70%
Communication Services	7.40%
Health Care	7.40%
Utilities	6.20%
Materials	4.70%
Information Technology	4.60%
Real Estate	2.30%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Material Fund Change [Text Block]
C000141421
Shareholder Report [Line Items]
Fund Name	InfraCap MLP ETF
Class Name	InfraCap MLP ETF
Trading Symbol	AMZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the InfraCap MLP ETF ("Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap MLP ETF	$308	2.75%

Expenses Paid, Amount	$ 308
Expense Ratio, Percent	2.75%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
	InfraCap MLP ETF - NAV $6,754	FT Wilshire 5000 Index $22,499	S&P 500® Index $34,618	Alerian MLP Infrastructure Index $11,760
10/31/14	$9,683	$10,415	$10,381	$9,724
11/30/14	$9,668	$10,676	$10,660	$9,553
12/31/14	$9,125	$10,462	$10,444	$9,099
1/31/15	$8,716	$10,172	$10,131	$8,806
2/28/15	$9,148	$10,752	$10,713	$8,998
3/31/15	$8,773	$10,630	$10,544	$8,631
4/30/15	$9,392	$10,688	$10,645	$9,141
5/31/15	$9,031	$10,826	$10,782	$8,878
6/30/15	$8,203	$10,636	$10,573	$8,097
7/31/15	$7,938	$10,824	$10,794	$7,966
8/31/15	$7,247	$10,181	$10,143	$7,472
9/30/15	$5,745	$9,904	$9,892	$6,315
10/31/15	$6,357	$10,697	$10,727	$6,899
11/30/15	$5,589	$10,747	$10,759	$6,350
12/31/15	$4,965	$10,535	$10,589	$6,211
1/31/16	$3,972	$9,960	$10,063	$5,398
2/29/16	$3,866	$9,955	$10,050	$5,399
3/31/16	$4,290	$10,658	$10,732	$5,860
4/30/16	$5,158	$10,727	$10,773	$6,566
5/31/16	$5,422	$10,922	$10,967	$6,698
6/30/16	$5,696	$10,956	$10,995	$7,065
7/31/16	$5,848	$11,386	$11,400	$7,103
8/31/16	$5,958	$11,413	$11,416	$7,058
9/30/16	$6,012	$11,425	$11,419	$7,196
10/31/16	$5,811	$11,192	$11,210	$6,892
11/30/16	$5,959	$11,702	$11,626	$7,073
12/31/16	$6,152	$11,943	$11,855	$7,375
1/31/17	$6,293	$12,156	$12,080	$7,711
2/28/17	$6,398	$12,609	$12,560	$7,786
3/31/17	$6,386	$12,615	$12,574	$7,678
4/30/17	$6,325	$12,747	$12,704	$7,549
5/31/17	$6,052	$12,875	$12,882	$7,191
6/30/17	$6,058	$12,987	$12,963	$7,148
7/31/17	$6,144	$13,234	$13,229	$7,213
8/31/17	$5,835	$13,266	$13,270	$6,808
9/30/17	$5,900	$13,586	$13,544	$6,846
10/31/17	$5,611	$13,879	$13,860	$6,530
11/30/17	$5,468	$14,301	$14,285	$6,436
12/31/17	$5,748	$14,455	$14,444	$6,725
1/31/18	$6,138	$15,214	$15,270	$7,125
2/28/18	$5,484	$14,653	$14,708	$6,415
3/31/18	$5,014	$14,345	$14,334	$5,951
4/30/18	$5,418	$14,402	$14,389	$6,419
5/31/18	$5,720	$14,798	$14,735	$6,696
6/30/18	$5,572	$14,894	$14,826	$6,613
7/31/18	$6,009	$15,411	$15,378	$7,062
8/31/18	$6,127	$15,952	$15,879	$7,216
9/30/18	$5,942	$15,978	$15,969	$7,075
10/31/18	$5,182	$14,812	$14,878	$6,495
11/30/18	$5,058	$15,098	$15,181	$6,461
12/31/18	$4,305	$13,694	$13,810	$5,922
1/31/19	$5,028	$14,878	$14,917	$6,690
2/28/19	$5,031	$10,323	$15,396	$6,700
3/31/19	$5,221	$10,473	$15,695	$6,951
4/30/19	$5,146	$10,893	$16,331	$6,865
5/31/19	$4,791	$10,182	$15,293	$6,798
6/30/19	$5,114	$10,892	$16,371	$6,973
7/31/19	$5,022	$11,054	$16,606	$6,942
8/31/19	$4,575	$10,828	$16,343	$6,570
9/30/19	$4,712	$11,025	$16,649	$6,620
10/31/19	$4,372	$11,266	$17,009	$6,182
11/30/19	$4,055	$11,684	$17,627	$5,800
12/31/19	$4,518	$12,026	$18,159	$6,318
1/31/20	$4,114	$12,027	$18,152	$5,944
2/29/20	$3,294	$11,041	$16,657	$5,099
3/31/20	$1,175	$9,537	$14,600	$2,648
4/30/20	$1,970	$10,802	$16,472	$3,907
5/31/20	$2,238	$11,364	$17,256	$4,245
6/30/20	$1,950	$11,631	$17,599	$3,898
7/31/20	$1,914	$12,289	$18,592	$3,756
8/31/20	$1,919	$13,187	$19,928	$3,760
9/30/20	$1,566	$12,694	$19,171	$3,259
10/31/20	$1,632	$12,414	$18,661	$3,410
11/30/20	$2,173	$13,908	$20,704	$4,223
12/31/20	$2,269	$14,531	$21,500	$4,330
1/31/21	$2,457	$14,483	$21,283	$4,571
2/28/21	$2,732	$14,925	$21,869	$4,930
3/31/21	$2,961	$15,473	$22,827	$5,276
4/30/21	$3,264	$16,290	$24,045	$5,670
5/31/21	$3,521	$16,366	$24,213	$6,076
6/30/21	$3,748	$16,777	$24,779	$6,455
7/31/21	$3,442	$17,077	$25,367	$6,029
8/31/21	$3,329	$17,580	$26,139	$5,872
9/30/21	$3,416	$16,801	$24,923	$6,050
10/31/21	$3,612	$17,931	$26,669	$6,372
11/30/21	$3,286	$17,721	$26,484	$5,884
12/31/21	$3,453	$18,410	$27,671	$6,102
1/31/22	$3,909	$17,356	$26,239	$6,780
2/28/22	$4,100	$16,932	$25,454	$7,139
3/31/22	$4,137	$17,499	$26,399	$7,277
4/30/22	$4,112	$15,916	$24,097	$7,250
5/31/22	$4,499	$15,892	$24,141	$7,811
6/30/22	$3,738	$14,563	$22,148	$6,698
7/31/22	$4,304	$15,954	$24,190	$7,542
8/31/22	$4,541	$15,349	$23,204	$7,845
9/30/22	$4,087	$13,916	$21,067	$7,258
10/31/22	$4,808	$15,058	$22,772	$8,303
11/30/22	$4,864	$15,832	$24,045	$8,410
12/31/22	$4,566	$14,905	$22,660	$8,017
1/31/23	$4,953	$15,932	$24,083	$8,504
2/28/23	$4,859	$15,560	$23,496	$8,350
3/31/23	$4,776	$15,986	$24,358	$8,291
4/30/23	$4,864	$16,152	$24,739	$8,431
5/31/23	$4,805	$16,221	$24,846	$8,431
6/30/23	$5,101	$17,334	$26,488	$8,807
7/31/23	$5,258	$17,956	$27,339	$9,342
8/31/23	$5,309	$17,607	$26,904	$9,411
9/30/23	$5,446	$16,766	$25,621	$9,634
10/31/23	$5,429	$16,320	$25,082	$9,604
11/30/23	$5,939	$17,844	$27,373	$10,275
12/31/23	$5,638	$18,794	$28,616	$9,922
1/31/24	$5,908	$18,995	$29,097	$10,356
2/29/24	$6,266	$20,019	$30,651	$10,853
3/31/24	$6,678	$20,664	$31,637	$11,385
4/30/24	$6,444	$19,764	$30,345	$11,234
5/31/24	$6,433	$20,697	$31,850	$11,296
6/30/24	$6,838	$21,347	$32,992	$11,822
7/31/24	$6,934	$21,740	$33,394	$11,909
8/31/24	$6,932	$22,212	$34,204	$11,963
9/30/24	$6,868	$22,663	$34,934	$11,909
10/31/24	$6,754	$22,499	$34,618	$11,760

Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
InfraCap MLP ETF - NAV	24.40	9.09	-3.54
FT Wilshire 5000 Index	37.86	14.84	12.63
S&P 500® Index	38.02	15.27	13.00
Alerian MLP Infrastructure Index	22.45	13.73	1.92

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 377,544,101	$ 377,544,101
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount	$ 3,561,116
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of October 31, 2024)

Fund net assets	$377,544,101
Total number of portfolio holdings	31
Total advisory fees paid	$3,561,116
Portfolio turnover rate	59%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Energy	98.00%
Money Market fund	1.80%
Utilities	0.20%
Footnote	Description
Footnote(1)	Percentage of total investments as of October 31, 2024.

Material Fund Change [Text Block]